CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	90,000,000	90,000,000
Common stock shares issued	14,629,000	14,429,000	14,144,000
Common stock shares outstanding	14,629,000	14,429,000	14,144,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	5,856,000	5,856,000	5,856,000
Common stock shares outstanding	5,856,000	5,856,000	5,856,000
PARENT COMPANY | Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	90,000,000	90,000,000
Common stock shares issued	14,629,000	14,429,000
Common stock shares outstanding	14,629,000	14,429,000
PARENT COMPANY | Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	5,856,000	5,856,000
Common stock shares outstanding	5,856,000	5,856,000